Cover	Apr. 22, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2022
Entity File Number	1-5224
Entity Registrant Name	Stanley Black & Decker, Inc.
Entity Central Index Key	0000093556
Entity Tax Identification Number	06-0548860
Entity Incorporation, State or Country Code	CT
Entity Address, Address Line One	1000 Stanley Drive
Entity Address, City or Town	New Britain
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06053
City Area Code	860
Local Phone Number	225-5111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock - $2.50 Par Value per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock - $2.50 Par Value per Share
Trading Symbol	SWK
Security Exchange Name	NYSE
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Corporate Units
Trading Symbol	SWT
Security Exchange Name	NYSE